Nature of operations and reorganization - Establishment of Jianpu, its subsidiaries and VIE in the Reorganization (Details)	3 Months Ended
	Dec. 31, 2017	Dec. 31, 2019
Beijing Rongqiniu Information Technology Co., Ltd.
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%
Jianpu (Hong Kong) Limited
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%	100.00%
RQN
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%